PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of particulars of subsidiaries and an equity method investee which principally affected the consolidated results of operations and financial position

	Principal	Percentage of controlling interest
Name of subsidiary	activities	as of December 31,
		2013	2014	2015
Shenzhen Nepstar
Pharmaceutical Co., Ltd.	Procurement of merchandise
(“Nepstar Pharmaceutical”)	for the Group	100%	100%	100%

Weifang Nepstar
Pharmaceutical Co., Ltd.	Procurement of merchandise
(“Weifang Nepstar”)	for the Group	100%	-	-
	(Note 1(a)(i))

Shenzhen Nepstar Group
Siping Northeast Co., Ltd.	Procurement of merchandise
(“Siping Nepstar”)	for the Group	100%	100%	100%

Shanghai Nepstar Chain Co., Ltd.
(“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%

Guangzhou Nepstar Chain Co., Ltd.
(“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Ningbo Nepstar Chain Co., Ltd.
(“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%

Sichuan Nepstar Chain Co., Ltd.
(“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Jiangsu Nepstar Chain Co., Ltd.
(“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%

Dalian Nepstar Chain Co., Ltd.
(“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hangzhou Nepstar Chain Co., Ltd.
(“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shandong Minkang Nepstar
Chain Co., Ltd.
(“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar Chain Co., Ltd.
(“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%

Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%

Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%

Fuzhou Nepstar Chain Co., Ltd.
(“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hubei Nepstar Pharmaceutical Co., Ltd.
(“Hubei Nepstar”)	Operation of retail drugstores
	(Note 1(a)(i))	100%	100%	-

Beijing Nepstar Chain Co., Ltd.	Operation of retail drugstores
(“Beijing Nepstar”)	(Note 1(a)(i))	100%	-	-

Beijing Hongda Nepstar Chain Co., Ltd. (“Beijing Hongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Shuangjing Nepstar Co., Ltd. (“Beijing Shuangjing”)	Operation of retail drugstores	100%	100%	100%

Beijing Tongda Nepstar Chain Co., Ltd. (“Beijing Tongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Xingda Nepstar Chain Co., Ltd. (“Beijing Xingda”)	Operation of retail drugstores	100%	100%	100%

Beijing Guang Qu Men Nepstar Chain Co., Ltd. (“Beijing Guang QuMen”)	Operation of retail drugstores	100%	100%	100%

Beijing Hua Shi Nepstar Chain Co., Ltd. (“Beijing Hua Shi”)	Operation of retail drugstores	100%	100%	100%

Beijing Ti Yu Guan Lu Nepstar Chain Co., Ltd.
(“Beijing Ti Yu Guan Lu”)	Operation of retail drugstores	100%	100%	100%

Shenyang Nepstar Chain Co., Ltd.
(“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar E-commerce
Co., Ltd.
(“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%

Zaozhuang Nepstar Chain Co., Ltd.
(“Zaozhuang Nepstar”)	Operation of retail drugstores	100%	-	-
	(Note 1(a)(i))

Hunan NepstarHealth Chain Co., Ltd.
(“Hunan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Wuhan Nepstar Drugstore Co., Ltd.
(“Wuhan Nepstar”)	Operation of retail drugstores	100%	100%	-

Wuhan Nepstar Chain Co., Ltd.
(“Wuhan Chain”)	Operation of retail drugstores
	(Note 1(a)(i))	-	100%	100%

Note (i)